Subsequent events (Details Narrative) $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended
	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 EUR (€) shares	Jul. 31, 2025 USD ($) $ / shares shares	Aug. 04, 2025 $ / shares	Jun. 30, 2025 $ / shares
Subsequent Event [Line Items]
Warrant, exercise price					$ 1.65
Subsequent Event | Institutional Investors
Subsequent Event [Line Items]
Sale of stock, shares | shares			15,000,000
Sale of stock and accompanying warrants, shares | shares			30,000,000
Price per share			$ 4.00
Subscription price | $			$ 60,000
Warrant, exercise price			$ 4.60
Subsequent Event | IC' ALPS SAS
Subsequent Event [Line Items]
Payment to acquire business | €		€ 10,000
Ordinary shares, issued | shares	823,988	823,988
Ordinary shares, issued, value | $	$ 2,500
Share price				$ 2.99
Contingent consideration | €		€ 4,000